SUBSIDIARIES	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
SUBSIDIARIES [Text Block]

30. SUBSIDIARIES

The consolidated financial statements of the Company include the following significant subsidiaries as at December 31, 2025 and 2024 as follows:

			2025	2024
Name of subsidiary	Operations and Projects	Location	% Ownership	% Ownership
First Majestic Silver Corp.	Parent company and bullion sales	Canada	100%	100%
Gatos Silver Canada Corp. and Minera Luz del Sol S.de R.L.de C.V.	Los Gatos Corporate	Canada	100%	100%
Operaciones San José De Plata, S. De R.l. De C.V and Minera Plata Real, S. De R.l. De C.V.	Los Gatos Silver/Gold Mine	Mexico	70%	0%
Corporación First Majestic, S.A. de C.V.	Holding company	Mexico	100%	100%
Primero Empresa Minera, S.A de C.V.	San Dimas Silver/Gold Mine	Mexico	100%	100%
Nusantara de Mexico, S.A. de C.V.	Santa Elena Silver/Gold Mine	Mexico	100%	100%
Minera La Encantada, S.A. de C.V.	La Encantada Silver Mine	Mexico	100%	100%
First Majestic Plata, S.A. de C.V.(1)	La Parrilla Silver Mine	Mexico	100%	100%
Minera El Pilón, S.A. de C.V.	San Martin Silver Mine	Mexico	100%	100%
First Majestic Del Toro, S.A. de C.V.(2)	Del Toro Silver Mine	Mexico	100%	100%
Majestic Services, S.A. de C.V.	Service company	Mexico	100%	100%
Jerritt Canyon Canada Ltd.	Holding company	Canada	100%	100%
Jerritt Canyon Gold LLC	Jerritt Canyon Gold Mine	United States	100%	100%
First Mint LLC	Minting company	United States	100%	100%
FM Metal Trading (Barbados) Inc.	Metals trading company	Barbados	100%	100%
FMS Trading AG	Metals trading company	Switzerland	100%	100%

(1) La Parrilla was classified as assets held-for-sale up to the date of disposition on August 14, 2023. As of December 31, 2025, the assets and liabilities of La Parrilla have been derecognized (the net carrying value of the disposal group at December 31, 2022 was $56.4 million). The liabilities of La Parrilla still remain at 100% ownership of the Company as the sale was an asset purchase agreement.

(2) During the year, there was an announcement for the proposed sale of the Del Toro mine (Note 15).